Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2024	$ 1,928	$ 2,042	$ 25,005,100	$ 2,733,354	$ 18,741,685	$ (2,577,418)	$ 43,906,691	$ 442,848	$ 44,349,539
Balance, shares at Sep. 30, 2024	77,149	2,041,839
Issuance of Class A Ordinary Shares for a public offering, net	$ 89,763		10,454,042				10,543,805		10,543,805
Issuance of Class A Ordinary shares and warrants for a public offering, net, shares	3,590,528
Share-based compensation	$ 200		295,800				296,000		296,000
Share-based compensation, shares	8,000
Net income (loss)					169,227		169,227	(33,316)	135,911
Foreign currency translation adjustment						(1,393,831)	(1,393,831)	(26,119)	(1,419,950)
Balance at Mar. 31, 2025	$ 91,891	$ 2,042	35,754,942	2,733,354	18,910,912	(3,971,249)	53,521,892	383,413	53,905,305
Balance, shares at Mar. 31, 2025	3,675,677	2,041,839
Balance at Sep. 30, 2025	$ 152,174	$ 2,042	40,791,764	2,849,440	16,630,831	(2,875,571)	57,550,680	447,059	57,997,739
Balance, shares at Sep. 30, 2025	6,086,971	2,041,839
Share-based compensation	$ 1,000		58,200				59,200		59,200
Share-based compensation, shares	40,000
Net income (loss)					(9,201,131)		(9,201,131)	(3,259)	(9,204,390)
Foreign currency translation adjustment						1,936,020	1,936,020	(8,374)	1,927,646
Acquisition of the remaining 25% non-controlling interest in a subsidiary			435,426				435,426	(435,426)
Balance at Mar. 31, 2026	$ 153,174	$ 2,042	$ 41,285,390	$ 2,849,440	$ 7,429,700	$ (939,551)	$ 50,780,195		$ 50,780,195
Balance, shares at Mar. 31, 2026	6,126,971	2,041,839